INCOME TAX - Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Details) - EUR (€) € in Millions			12 Months Ended
	Jan. 01, 2022	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before income tax			€ 82	€ 222	€ 49
Composite statutory income tax rate applicable by tax jurisdiction			30.30%	24.10%	31.90%
Income tax expense calculated at composite statutory tax rate applicable by tax jurisdiction			€ (25)	€ (53)	€ (16)
Tax effect of:
Changes in recognized and unrecognized deferred tax assets			(10)	30	(61)
Change in laws and tax rates			21	0	(11)
Other			(4)	(9)	8
Total income tax expense			€ (18)	€ (32)	€ (80)
Effective income tax rate			22.00%	14.00%	163.00%
United States
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Composite statutory income tax rate applicable by tax jurisdiction		27.00%	26.00%	26.00%	40.00%
Tax effect of:
Change in laws and tax rates					€ (16)
France
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Composite statutory income tax rate applicable by tax jurisdiction			34.43%	34.43%	39.20%
France | Changes in tax rates or tax laws enacted or announced
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Composite statutory income tax rate applicable by tax jurisdiction	25.82%